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                                                       [LOGO] Lincoln
                                                              Financial Group(R)
                                                              Lincoln Life

The Lincoln National Life Insurance Company
350 Church Street, MLW1
Hartford, Connecticut  06103-1106
Telephone: (860) 466-2374
Facsimile: (860) 466-1778

VIA EDGAR
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December 1, 2005

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549-0506

Re:  Lincoln Life Flexible Premium Variable Life Account R
     The Lincoln National Life Insurance Company
     File No. 333-125792; 811-08579; CIK: 0001051932
     Pre-Effective Amendment No. 2, Form N-6

Dear Sir or Madam:

Today we are electronically filing on EDGAR Pre-Effective Amendment No. 2 to the Initial Registration Statement on Form N-6 for a variable life insurance product. The marketing name for this product is "Lincoln SVUL/one/."

This filing will incorporate changes in text to respond to Staff comments and appropriate exhibits. Included are several cumulative changes to wording that will align this product with other recently filed variable life insurance products. A marked courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer showing variances when compared with Pre-Effective Amendment No. 1 filed on September 1, 2005.

Please contact me at (860) 466-2374, with any questions or comments you may have with regard to this filing.

Sincerely,

/s/ Lawrence A. Samplatsky
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Lawrence A. Samplatsky
Assistant Vice President and Senior Counsel